Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1: Summary of Significant Accounting Policies
Wells Fargo & Company is a diversified financial services company. We provide banking, investment and mortgage products and services, as well as consumer and commercial finance, through banking locations and offices, the internet and other distribution channels to individuals, businesses and institutions in all 50 states, the District of Columbia, and in countries outside the U.S. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.
Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements, income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including:
•allowance for credit losses (Note 4 (Loans and Related Allowance for Credit Losses));
•valuations of residential mortgage servicing rights (MSRs) (Note 8 (Securitizations and Variable Interest Entities) and Note 9 (Mortgage Banking Activities));
•valuations of financial instruments (Note 16 (Derivatives) and Note 17 (Fair Values of Assets and Liabilities));
•liabilities for contingent litigation losses (Note 15 (Legal Actions));
•income taxes (Note 23 (Income Taxes)); and
•goodwill impairment (Note 10 (Intangible Assets)).

Actual results could differ from those estimates.

Accounting Standards Adopted in 2020
In 2020, we adopted the following new accounting guidance:
•Accounting Standards Update (ASU or Update) 2020-04 – Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
•ASU 2019-04 – Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. This Update includes guidance on recoveries of financial assets, which is included in the discussion for ASU 2016-13 below.
•ASU 2018-17 – Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
•ASU 2018-15 – Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the
Financial Accounting Standards Board (FASB) Emerging Issues Task Force)
•ASU 2018-13 – Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement.
•ASU 2017-04 – Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
•ASU 2016-13 – Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and related subsequent Updates

ASU 2020-04 provides optional, temporary relief to ease the burden of accounting for reference rate reform activities that affect contractual modifications of floating rate financial instruments indexed to interbank offering rates (IBORs) and hedge accounting relationships. Modifications of qualifying contracts are accounted for as the continuation of an existing contract rather than as a new contract. Modifications of qualifying hedging relationships will not require discontinuation of the existing hedge accounting relationships. The application of the relief for qualifying existing hedging relationships may be made on a hedge-by-hedge basis and across multiple reporting periods.
We adopted ASU 2020-04 in second quarter 2020, and the guidance will be followed until the Update terminates on December 31, 2022. This guidance is applied on a prospective basis. The Update did not have a material impact on our consolidated financial statements.

ASU 2018-17 updates the guidance used by decision-makers of VIEs. Indirect interests held through related parties in common control arrangements are to be considered on a proportional basis for determining whether fees paid to decision-makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. We adopted the guidance in first quarter 2020. The Update did not have a material impact on our consolidated financial statements.

ASU 2018-15 clarifies the accounting for implementation costs related to a cloud computing arrangement that is a service contract and enhances disclosures around implementation costs for internal-use software and cloud computing arrangements. The guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). It also requires the expense related to the capitalized implementation costs be presented in the same line item in the statement of income as the fees associated with the hosting element of the arrangement and capitalized implementation costs be presented in the balance sheet in the same line item that a prepayment for the fees of the associated hosting arrangement are presented. We adopted the guidance in first quarter 2020. The Update did not have a material impact on our consolidated financial statements.

ASU 2018-13 clarifies, eliminates and adds certain fair value measurement disclosure requirements for assets and liabilities, which affects our disclosures in Note 17 (Fair Values of Assets and Liabilities). Although the ASU became effective on January 1, 2020, it permitted early adoption of individual requirements without causing others to be early adopted and, as such, we partially adopted the Update during third quarter 2018 and the remainder of the requirements in first quarter 2020. The Update did not have a material impact on our consolidated financial statements.

ASU 2017-04 simplifies the goodwill impairment test by eliminating the requirement to assign the fair value of a reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The Update requires that a goodwill impairment loss is recognized if the fair value of the reporting unit is less than the carrying amount, including goodwill. The goodwill impairment loss is limited to the amount of goodwill allocated to the reporting unit. The guidance did not change the qualitative assessment of goodwill. We adopted the guidance in first quarter 2020. This guidance is applied on a prospective basis, and accordingly, the Update did not have a material impact on our consolidated financial statements.

ASU 2016-13 changes the accounting for the measurement of credit losses on loans and debt securities. For loans and held-to-maturity (HTM) debt securities, the Update requires a current expected credit loss (CECL) measurement to estimate the allowance for credit losses (ACL) for the remaining contractual term, adjusted for prepayments, of the financial asset (including off-balance sheet credit exposures) using historical experience, current conditions, and reasonable and supportable forecasts. Also, the Update eliminates the existing guidance for purchased credit-impaired (PCI) loans, but requires an allowance for purchased financial assets with more than an insignificant deterioration of credit since origination. In addition, the Update modifies the other-than-temporary impairment (OTTI) model for available-for-sale (AFS) debt securities to require an allowance for credit impairment instead of a direct write-down, which allows for reversal of credit impairments in future periods based on improvements in credit. Upon adoption in first quarter 2020, we recognized an overall decrease in our ACL of approximately $1.3 billion (pre-tax) as a cumulative effect adjustment from a change in accounting policies, which increased our retained earnings and regulatory capital amounts and ratios. Loans previously classified as PCI were automatically transitioned to purchased credit-deteriorated (PCD) classification. We recognized an ACL for these new PCD loans and made a corresponding adjustment to the loan balance, with no impact to net income or transition adjustment to retained earnings. For more information on the impact of CECL by type of financial asset, see Table 1.1. Prior to adopting this Update, we recorded an allowance for loan losses based on management’s estimate of probable credit losses inherent in the loan portfolio referred to as the incurred credit loss methodology.
Table 1.1: ASU 2016-13 Adoption Impact to Allowance for Credit Losses (1)

			Dec 31, 2019	ASU 2016-13 Adoption Impact		Jan 1, 2020
(in billions)	Balance Outstanding	ACL Balance	Coverage		ACL Balance	Coverage
Total commercial (2)	$515.7	6.2	1.2%	$(2.9)	3.4	0.7%

Residential mortgage (3)	323.4	0.9	0.3	—	0.9	0.3
Credit card (4)	41.0	2.3	5.5	0.7	2.9	7.1
Auto (4)	47.9	0.5	1.0	0.3	0.7	1.5
Other consumer (4)	34.3	0.6	1.6	0.6	1.2	3.5
Total consumer	446.5	4.2	0.9	1.5	5.7	1.3
Total loans	962.3	10.5	1.1	(1.3)	9.1	0.9
Available-for-sale and held-to-maturity debt securities and other assets (5)	420.0	0.1	NM	—	0.1	NM
Total	$1,382.3	10.6	NM	$(1.3)	9.3	NM
NM – Not meaningful
(1)Amounts presented in this table may not equal the sum of its components due to rounding.
(2)Decrease reflecting shorter contractual maturities given limitation to contractual terms.
(3)Impact reflects an increase due to longer contractual terms, offset by expectation of recoveries in collateral value on mortgage loans previously written down significantly below current recovery value.
(4)Increase due to longer contractual terms or indeterminate maturities.
(5)Excludes other financial assets in the scope of CECL that do not have an ACL based on the nature of the asset.
Table 1.2 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.2: Accounting Model for Financial Assets and Financial Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Interest-earning deposits with banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 2: Trading Activities Note 17: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities Note 17: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 17: Fair Values of Assets and Liabilities
Loans	Amortized cost FV-NI (1)	Note 4: Loans and Related Allowance for Credit Losses Note 17: Fair Values of Assets and Liabilities
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 2: Trading Activities Note 16: Derivatives Note 17: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 2: Trading Activities Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Cost method Equity method MA (4)	Note 2: Trading Activities Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Other assets	Amortized cost (5)	Note 7: Premises, Equipment, and Other Assets
Deposits	Amortized cost	Note 11: Deposits
Short-term borrowings	Amortized cost	N/A
Accrued expenses and other liabilities	Amortized cost (6)	Note 2: Trading Activities Note 5: Leasing Activity Note 17: Fair Values of Assets and Liabilities
Long-term debt	Amortized cost	Note 12: Long-Term Debt
(1)FV-NI represents the fair value through net income accounting model.
(2)FV-OCI represents the fair value through other comprehensive income accounting model.
(3)LOCOM represents the lower of cost or fair value accounting model.
(4)MA represents the measurement alternative accounting model.
(5)Other assets are generally measured at amortized cost, except for bank-owned life insurance which is measured at cash surrender value.
(6)Accrued expenses and other liabilities are generally measured at amortized cost, except for trading short-sale liabilities which are measured at FV-NI.

Consolidation
Our consolidated financial statements include the accounts of the Parent and our subsidiaries in which we have a controlling financial interest. When our consolidated subsidiaries follow specialized industry accounting, that accounting is retained in consolidation.
We are also a variable interest holder in certain entities in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (collectively referred to as variable interest entities (VIEs)). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. We consolidate a VIE if we are the primary beneficiary, which is when we have both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis.
Significant intercompany accounts and transactions are eliminated in consolidation. When we have significant influence over operating and financing decisions for a company but do not own a majority of the voting equity interests, we account for the investment using the equity method of accounting, which requires us to recognize our proportionate share of the company’s earnings. If we do not have significant influence, we account for the equity security under the fair value method, cost method or measurement alternative.

Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents and restricted cash include cash on hand, cash items in transit, and amounts due from or held with other depository institutions. See Note 28 (Regulatory Capital Requirements and Other Restrictions) for more information on the restrictions on cash and cash equivalents.

Trading Activities
We engage in trading activities to accommodate the investment and risk management activities of our customers. These activities predominantly occur in our Corporate and Investment Banking reportable operating segment. Trading assets and liabilities include debt securities, equity securities, loans, derivatives and short sales, which are reported within our consolidated balance sheet based on the accounting classification of the instrument. In addition, debt securities that are held for investment purposes that we have elected to account for under the fair value method, are classified as trading.
Our trading assets and liabilities are carried on our consolidated balance sheet at fair value with changes in fair value recognized in net gains from trading activities and interest income and interest expense recognized in net interest income.
Customer accommodation trading activities include our actions as an intermediary to buy and sell financial instruments and market-making activities. We also take positions to manage our exposure to customer accommodation activities. We hold financial instruments for trading in long positions, as well as short positions, to facilitate our trading activities. As an intermediary, we interact with market buyers and sellers to facilitate the purchase and sale of financial instruments to meet the anticipated or current needs of our customers. For example, we may purchase or sell a derivative to a customer who wants to manage interest rate risk exposure. We typically enter into an offsetting derivative or security position to manage our exposure to the customer transaction. We earn income based on the transaction price difference between the customer transaction and the offsetting position, which is reflected in earnings where the fair value changes and related interest income and expense of the positions are recorded.
Our market-making activities include taking long and short trading positions to facilitate customer order flow. These activities are typically executed on a short-term basis. As a market-maker we earn income due to: (1) the difference between the price paid or received for the purchase and sale of the security (bid-ask spread), (2) the net interest income of the positions, and (3) the changes in fair value of the trading positions held on our consolidated balance sheet. Additionally, we may enter into separate derivative or security positions to manage our exposure related to our long and short trading positions taken in our market-making activities. Income earned on these market-making activities are reflected in earnings where the fair value changes and related interest income and expense of the positions are recorded.
Debt Securities
Our investments in debt securities that are not held for trading purposes are classified as either debt securities AFS or HTM.
    Investments in debt securities for which the Company does not have the positive intent and ability to hold to maturity are classified as AFS. AFS debt securities are measured at fair value, with unrealized gains and losses reported in cumulative other comprehensive income (OCI). The amount reported in OCI is net of the ACL and applicable income taxes. Investments in debt securities for which the Company has the positive intent and ability to hold to maturity are classified as HTM. HTM debt securities are measured at amortized cost, net of ACL.

INTEREST INCOME AND GAIN/LOSS RECOGNITION Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the effective interest method, except for purchased callable debt securities carried at a premium. For purchased callable debt securities carried at a premium, the premium is amortized into interest income to the next call date using the effective interest method. As principal repayments are received on securities (e.g., mortgage-backed securities (MBS)), a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.
We recognize realized gains and losses on the sale of debt securities in net gains on trading and securities within noninterest income using the specific identification method.
IMPAIRMENT AND CREDIT LOSSES Unrealized losses on AFS debt securities are driven by a number of factors, including changes in interest rates and credit spreads which impact most types of debt securities, and prepayment rates which impact MBS and collateralized loan obligations (CLO). Additional considerations for certain types of AFS debt securities include:
•Debt securities of U.S. Treasury and federal agencies, including federal agency MBS, are not impacted by credit movements given the explicit or implicit guarantees provided by the U.S. government.
•Debt securities of U.S. states and political subdivisions are most impacted by changes in the relationship between municipal and term funding credit curves rather than by changes in the credit quality of the underlying securities.
•Structured securities, such as MBS and CLO, are also impacted by changes in projected collateral losses of assets underlying the security.

    For AFS debt securities where fair value is less than amortized cost basis, we recognize impairment in earnings if we have the intent to sell the security or if it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. Impairment is recognized in net gains on trading and securities within noninterest income equal to the entire difference between the amortized cost basis, net of ACL, and the fair value of the AFS debt security. Following the recognition of this impairment, the AFS debt security’s new amortized cost basis is fair value.
    For AFS debt securities where fair value is less than amortized cost basis where we did not recognize impairment in earnings, we record an ACL as of the balance sheet date to the extent unrealized loss is due to credit losses. See the “Allowance for Credit Losses” section in this Note for our accounting policies relating to the ACL for debt securities, which also includes debt securities classified as HTM.

TRANSFERS BETWEEN CATEGORIES OF DEBT SECURITIES Upon transfer of a debt security from the AFS to HTM classification, the amortized cost is reset to fair value adjusted for any ACL previously recorded under the AFS debt security model. Unrealized gains or losses at the transfer date continue to be reported in cumulative OCI. The cumulative OCI balance is amortized into earnings over the same period as the unamortized premiums and discounts using the effective interest method. Any ACL previously recorded under the AFS debt security model is reversed and an ACL under the HTM debt security model is re-established. The reversal and re-establishment of the ACL are recorded to provision for credit losses.

NONACCRUAL AND PAST DUE, AND CHARGE-OFF POLICIES We generally place debt securities on nonaccrual status using factors similar to those described for loans. When we place a debt security on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and suspend the amortization of premiums and accretion of discounts. If the ultimate collectability of the principal is in doubt on a nonaccrual debt security, any cash collected is first applied to reduce the security’s amortized cost basis to zero, followed by recovery of amounts previously charged off, and subsequently to interest income. Generally, we return a debt security to accrual status when all delinquent interest and principal become current under the contractual terms of the security and collectability of remaining principal and interest is no longer doubtful.
    Our debt securities are considered past due when contractually required principal or interest payments have not been made on the due dates.
    Our charge-off policy for debt securities are similar to those described for loans. Subsequent to charge-off, the debt security will be designated as nonaccrual and follow the process described above for any cash received.

Securities Purchased and Sold Agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. We monitor the fair value of securities purchased and sold as well as the collateral pledged and received. Additional collateral is pledged or returned to maintain the appropriate collateral position for the transactions. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process. We include securities sold under repurchase agreements in short-term borrowings on our consolidated balance sheet. At December 31, 2020, and 2019, short-term borrowings were primarily comprised of securities sold under repurchase agreements.

Loans Held for Sale
Loans held for sale (LHFS) generally includes commercial and residential mortgages originated for sale in the securitization or whole loan market. We have elected the fair value option for a majority of residential LHFS (see Note 17 (Fair Values of Assets and Liabilities)). The remaining residential LHFS are held at the lower of cost or fair value (LOCOM) and are measured on a pool level basis.
Commercial LHFS are generally held at LOCOM and are measured on an individual loan basis. We have elected the fair value option for certain commercial loans included in LHFS that are used in market-making activities for our trading business.
Gains and losses on residential LHFS are generally recorded in mortgage banking noninterest income. Gains and losses on trading LHFS are recognized in net gains from trading activities. Gains and losses on other LHFS are recognized in other noninterest income. Direct loan origination costs and fees for LHFS under the fair value option are recognized in earnings at origination. For LHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in earnings at time of sale. Interest income on LHFS is calculated based upon the note rate of the loan and is recorded in interest income.
When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the foreseeable future, subject to periodic review under our management evaluation processes, including corporate asset/liability management. If subsequent changes occur, including changes in interest rates, our business strategy, or other market conditions, we may change our intent to hold these loans. When management makes this determination, we immediately transfer these loans to the LHFS portfolio at LOCOM.

Loans
Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans.
Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the effective interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.
Loans also include financing leases where we are the lessor. See the “Leasing Activity” section in this Note for our accounting policy for leases.

NONACCRUAL AND PAST DUE LOANS We generally place loans on nonaccrual status when:
•the full and timely collection of interest or principal becomes uncertain (generally based on an assessment of the borrower’s financial condition and the adequacy of collateral, if any), such as in bankruptcy or other circumstances;
•they are 90 days (120 days with respect to residential mortgages) past due for interest or principal, unless the loan is both well-secured and in the process of collection or the loan is in an active payment deferral as a result of the COVID-19 pandemic;
•part of the principal balance has been charged off; or
•for junior lien mortgages, we have evidence that the related first lien mortgage may be 120 days past due or in the process of foreclosure regardless of the junior lien delinquency status.

 Credit card loans are not placed on nonaccrual status, but are generally fully charged off when the loan reaches 180 days past due.
When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and suspend amortization of any net deferred fees. If the ultimate collectability of the recorded loan balance is in doubt on a nonaccrual loan, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.
We typically re-underwrite modified loans at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower’s financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will generally remain in accruing status. When a loan classified as a troubled debt restructuring (TDR) performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.
Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value (fair value of collateral, less estimated costs to sell) for loans secured by collateral when:
•management judges the loan to be uncollectible;
•repayment is deemed to be protracted beyond reasonable time frames;
•the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
•the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
•the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, we fully charge off or charge down to net realizable value when deemed uncollectible due to bankruptcy or other factors, or no later than reaching a defined number of days past due, as follows:
•Residential mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
•Auto loans – We generally fully charge off when the loan is 120 days past due.
•Credit card loans – We generally fully charge off when the loan is 180 days past due.
•Unsecured loans (closed end) – We generally fully charge off when the loan is 120 days past due.
•Unsecured loans (open end) – We generally fully charge off when the loan is 180 days past due.
•Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

TROUBLED DEBT RESTRUCTURINGS In situations where, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. These modified terms may include interest rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral, if applicable. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans. Other than resolutions such as foreclosures, sales and transfers to held-for-sale, we may remove loans held for investment from TDR classification, but only if they have been refinanced or restructured at market terms and qualify as a new loan.

TROUBLED DEBT RESTRUCTURINGS AND OTHER RELIEF RELATED TO COVID-19 On March 25, 2020, the U.S. Senate approved the Coronavirus, Aid, Relief, and Economic Security Act (the CARES Act) providing optional, temporary relief from accounting for certain loan modifications as troubled debt restructurings (TDRs). Under the CARES Act, TDR relief is available to banks for loan modifications related to the adverse effects of Coronavirus Disease 2019 (COVID-19) (COVID-related modifications) granted to borrowers that are current as of December 31, 2019. TDR relief applies to COVID-related modifications made from March 1, 2020, until the earlier of December 31, 2020, or 60 days following the termination of the national emergency declared by the President of the United States. In first quarter 2020, we elected to apply the TDR relief provided by the CARES Act. On December 27, 2020, the Consolidated Appropriations Act, 2021
(CAA) was signed into law which extended the expiration of the TDR relief to no later than January 1, 2022.
On April 7, 2020, federal banking regulators issued the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised) (the Interagency Statement). The guidance in the Interagency Statement provides additional TDR relief as it clarifies that it is not necessary to consider the impact of the COVID-19 pandemic on the financial condition of a borrower in connection with a short-term (e.g., six months or less) COVID-related modification provided the borrower is current at the date the modification program is implemented.
For COVID-related modifications in the form of payment deferrals or payment forbearance, delinquency status will not advance and loans that were accruing at the time the relief is provided will generally not be placed on nonaccrual status during the deferral period. Interest accrued during payment deferrals or payment forbearance may be included in the principal balance of the loans and charge-offs will generally be based on delinquency status after the loan exits the deferral or forbearance period. COVID-related modifications that do not meet the provisions of the CARES Act or the Interagency Statement will be assessed for TDR classification.
On April 10, 2020, the FASB Staff issued Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic, a question and answer guide (the guide). The guide provided an election for leases accounted for under Accounting Standards Codification (ASC) 842, Leases, that were modified due to COVID-19 and met certain criteria so as to not require a new lease classification test upon modification. In second quarter 2020, we elected to apply the lease modification relief provided by the guide.

FORECLOSED ASSETS  Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the ACL at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property. Certain government-guaranteed mortgage loans upon foreclosure are included in accounts receivable, not foreclosed assets. These receivables were loans insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA) and are measured based on the balance expected to be recovered from the FHA or VA.

Allowance for Credit Losses
The ACL is management’s estimate of the current expected credit losses in the loan portfolio and unfunded credit commitments, at the balance sheet date, excluding loans and unfunded credit commitments carried at fair value or held for sale. Additionally, we maintain an ACL for AFS and HTM debt securities, other financing receivables measured at amortized cost, and other off-balance sheet credit exposures. While we attribute portions of the allowance to specific financial asset classes (loan and debt security portfolios), loan portfolio segments (commercial and consumer) or major security type, the entire ACL is available to absorb credit losses of the Company.
Our ACL process involves procedures to appropriately consider the unique risk characteristics of our financial asset classes, portfolio segments, and major security types. For each loan portfolio segment and each major HTM debt security type, losses are estimated collectively for groups of loans or securities with similar risk characteristics. For loans and securities that do not share similar risk characteristics with other financial assets, the losses are estimated individually, which primarily includes our impaired large commercial loans and non-accruing HTM debt securities. For AFS debt securities, losses are estimated at the individual security level.
Our ACL amounts are influenced by a variety of factors, including changes in loan and debt security volumes, portfolio credit quality, and general economic conditions. General economic conditions are forecasted using economic variables which will create volatility as those variables change over time. See Table 1.3 for key economic variables used for our loan portfolios.

Table 1.3: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate
Our approach for estimating expected life-time credit losses for loans and debt securities includes the following key components:
•An initial loss forecast period of two years for all portfolio segments and classes of financing receivables and off-balance-sheet credit exposures. This period reflects management’s expectation of losses based on forward-looking economic scenarios over that time. We forecast multiple economic scenarios that generally include a base scenario with an optimistic (upside) and one or more pessimistic (downside) scenarios, which are weighted by management to estimate future credit losses.
•Long-term average loss expectations estimated by reverting to the long-term average, on a linear basis, for each of the economic variables forecasted during the initial loss forecast period. These long-term averages are based on observations over multiple economic cycles. The reversion period, which may be up to two years, is assessed on a quarterly basis.
•The remaining contractual term of a loan is adjusted for expected prepayments and certain expected extensions, renewals, or modifications. We extend the contractual term when we are not able to unconditionally cancel contractual renewals or extension options. We also incorporate any scenarios where we reasonably expect to provide an extension through a TDR. Credit card loans have indeterminate maturities, which requires that we determine a contractual life by estimating the application of future payments to the outstanding loan amount.
•Utilization of discounted cash flow (DCF) methods to measure credit impairment for loans modified in a troubled debt restructuring, unless they are collateral dependent and measured at the fair value of the collateral. The DCF methods obtain estimated life-time credit losses using the initial and historical mean loss forecast periods described above.
•For AFS debt securities and certain beneficial interests classified as HTM, we utilize DCF methods to measure the ACL, which incorporate expected credit losses using the conceptual components described above. For most HTM debt securities, the ACL is measured using an expected loss model, similar to the methodology used for loans.

The ACL for financial assets held at amortized cost is a valuation account that is deducted from, or added to, the amortized cost basis of the financial assets to present the net amount expected to be collected. When credit expectations change, the valuation account is adjusted with changes reported in provision for credit losses. If amounts previously charged off are subsequently expected to be collected, we may recognize a negative allowance, which is limited to the amount that was previously charged off. For financial assets with an ACL estimated using DCF methods, changes in the ACL due to the passage of time are recorded in interest income. The ACL for AFS debt securities reflects the amount of unrealized loss related to expected credit losses, limited by the amount that fair value is less than the amortized cost basis (fair value floor) and cannot have an associated negative allowance.
For certain financial assets, such as residential real estate loans guaranteed by the Government National Mortgage Association (GNMA), an agency of the federal government, U. S. Treasury and Agency mortgage backed debt securities, as well as certain sovereign debt securities, the Company has not recognized an ACL as our expectation of nonpayment of the amortized cost basis, based on historical losses, adjusted for current and forecasted conditions, is zero.
A financial asset is collateral-dependent when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. When a collateral-dependent financial asset is probable of foreclosure, we will measure the ACL based on the fair value of the collateral. If we intend to sell the underlying collateral, we will measure the ACL based on the collateral’s net realizable value (fair value of collateral, less estimated costs to sell). In most situations, based on our charge-off policies, we will immediately write-down the financial asset to the fair value of the collateral or net realizable value. For consumer loans, collateral-dependent financial assets may have collateral in the form of residential real estate, autos or other personal assets. For commercial loans, collateral-dependent financial assets may have collateral in the form of commercial real estate or other business assets.
We do not generally record an ACL for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with our non-accrual and past due policies for loans and debt securities. For consumer credit card and certain consumer lines of credit, we include an ACL for accrued interest and fees since these loans are neither placed on nonaccrual status nor written off until the loan is 180 days past due. Accrued interest receivables are included in other assets, except for certain revolving loans, such as credit card loans.

COMMERCIAL LOAN PORTFOLIO SEGMENT ACL METHODOLOGY Generally, commercial loans, which include net investments in lease financing, are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. Our estimation approach for the commercial portfolio reflects the estimated probability of default in accordance with the borrower’s financial strength and the severity of loss in the event of default, considering the quality of any underlying collateral. Probability of default, loss severity at the time of default, and exposure at default are statistically derived through historical observations of default and losses after default within each credit risk rating. These estimates are adjusted as appropriate for risks identified from current and forecasted economic conditions and credit quality trends. Unfunded credit commitments are evaluated based on a conversion factor to derive a funded loan equivalent amount. The estimated probability of default and loss severity at the time of default are applied to the funded loan equivalent amount to estimate losses for unfunded credit commitments.

CONSUMER LOAN PORTFOLIO SEGMENT ACL METHODOLOGY For consumer loans, we determine the allowance using a pooled approach based on the individual risk characteristics of the loans within those pools. Quantitative modeling methodologies that estimate probability of default, loss severity at the time of default and exposure at default are typically leveraged to estimate expected loss. These methodologies pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages, auto loans and credit cards. As appropriate and to achieve greater accuracy, we may further stratify selected portfolios by sub-product, risk pool, loss type, geographic location and other predictive characteristics. We use attributes such as delinquency status, Fair Isaac Corporation (FICO) scores, and loan-to-value ratios (where applicable) in the development of our consumer loan models, in addition to home price trends, unemployment trends, and other economic variables that may influence the frequency and severity of losses in the consumer portfolio.

OTHER QUALITATIVE FACTORS The ACL includes amounts for qualitative factors which may not be adequately reflected in our loss models. These amounts represent management’s judgment of risks in the processes and assumptions used in establishing the ACL. Generally, these amounts are established at a granular level below our loan portfolio segments. We also consider economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends and emerging risk assessments.

OFF-BALANCE SHEET CREDIT EXPOSURES Our off-balance sheet credit exposures include unfunded loan commitments (generally in the form of revolving lines of credit), financial guarantees not accounted for as insurance contracts or derivatives, including standby letters of credit, and other similar instruments. For off-balance sheet credit exposures, we recognize an ACL associated with the unfunded amounts. We do not recognize an ACL for commitments that are unconditionally cancelable at our discretion. Additionally, we recognize an ACL for financial guarantees that create off-balance sheet credit exposure, such as loans sold with credit recourse and factoring guarantees. ACL for off-balance sheet credit exposures are reported as a liability in accrued expenses and other liabilities on our consolidated balance sheet.

OTHER FINANCIAL ASSETS Other financial assets are evaluated for expected credit losses. These other financial assets include accounts receivable for fees, receivables from government-sponsored entities, such as Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and GNMA, and other accounts receivable from high-credit quality counterparties, such as central clearing counterparties. Many of these financial assets are generally not expected to have an ACL as there is a zero loss expectation (for example, government guarantee) or no historical credit losses. Some financial assets, such as loans to employees, maintain an ACL that is presented on a net basis with the related amortized cost amounts in other assets on our consolidated balance sheet. Given the nature of these financial assets, provision for credit losses is not recognized separately from the regular income or expense associated with these financial assets.
Securities purchased under resale agreements are generally over-collateralized by securities or cash and are generally short-term in nature. We have elected the practical expedient for these financial assets given collateral maintenance provisions. These provisions require that we monitor the collateral value and customers are required to replenish collateral, if needed. Accordingly, we generally do not maintain an ACL for these financial assets.

Purchased Credit Deteriorated Financial Assets
Financial assets acquired that are of poor credit quality and with more than an insignificant evidence of credit deterioration since their origination or issuance are PCD assets. PCD assets include HTM and AFS debt securities and loans. PCD assets are recorded at their purchase price plus an ACL estimated at the time of acquisition. Under this approach, there is no provision for credit losses recognized at acquisition; rather, there is a gross-up of the purchase price of the financial asset for the estimate of expected credit losses and a corresponding ACL recorded. Changes in estimates of expected credit losses after acquisition are recognized as provision for credit losses in subsequent periods. In general, interest income recognition for PCD financial assets is consistent with interest income recognition for the similar non-PCD financial asset.

Leasing Activity
AS LESSOR We lease equipment to our customers under financing or operating leases. Financing leases are presented in loans and are recorded at the discounted amounts of lease payments receivable plus the estimated residual value of the leased asset. Leveraged leases, which are a form of financing leases, are reduced by related non-recourse debt from third-party investors. Lease payments receivable reflect contractual lease payments adjusted for renewal or termination options that we believe the customer is reasonably certain to exercise. The residual value reflects our best estimate of the expected sales price for the equipment at lease termination based on sales history adjusted for recent trends in the expected exit markets. Many of our leases allow the customer to extend the lease at prevailing market terms or purchase the asset for fair value at lease termination.
Our allowance for loan losses for financing leases considers both the collectability of the lease payments receivable as well as the estimated residual value of the leased asset. We typically purchase residual value insurance on our financing leases so that our risk of loss at lease termination will be less than 10% of the initial value of the lease. In addition, we have several channels for re-leasing or marketing those assets.
In connection with a lease, we may finance the customer’s purchase of other products or services from the equipment vendor and allocate the contract consideration between the use of the asset and the purchase of those products or services based on information obtained from the vendor. Amounts allocated to financing of vendor products or services are reported in loans as commercial and industrial loans, rather than as lease financing.
Our primary income from financing leases is interest income recognized using the effective interest method. Variable lease revenues, such as reimbursement for property taxes associated with the leased asset, are included in lease income within noninterest income.
Operating lease assets are presented in other assets, net of accumulated depreciation. Periodic depreciation expense is recorded on a straight-line basis to the estimated residual value over the estimated useful life of the leased asset. On a periodic basis, operating lease assets are reviewed for impairment and impairment loss is recognized if the carrying amount of operating lease assets exceeds fair value and is not recoverable. The carrying amount of leased assets is deemed not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment. Depreciation of leased assets and impairment loss are presented in operating leases expense within other noninterest expense.
Operating lease rental income for leased assets is recognized in lease income within noninterest income on a straight-line basis over the lease term. Variable revenues on operating leases include reimbursements of costs, including property taxes, which fluctuate over time, as well as rental revenue based on usage. For leases of railcars, revenue for maintenance services provided under the lease is recognized in lease income.
We elected to exclude from revenues and expenses any sales tax incurred on lease payments which are reimbursed by the lessee. Substantially all of our leased assets are protected against casualty loss through third-party insurance.

AS LESSEE We enter into lease agreements to obtain the right to use assets for our business operations, substantially all of which are real estate. Lease liabilities and right-of-use (ROU) assets are recognized when we enter into operating or financing leases and represent our obligations and rights to use these assets over the period of the leases and may be re-measured for certain modifications, resolution of certain contingencies involving variable consideration, or our exercise of options (renewal, extension, or termination) under the lease.
Operating lease liabilities include fixed and in-substance fixed payments for the contractual duration of the lease, adjusted for renewals or terminations which were considered probable of exercise when measured. The lease payments are discounted using a rate determined when the lease is recognized. As we typically do not know the discount rate implicit in the lease, we estimate a discount rate that we believe approximates a collateralized borrowing rate for the estimated duration of the lease. The discount rate is updated when re-measurement events occur. The related operating lease ROU assets may differ from operating lease liabilities due to initial direct costs, deferred or prepaid lease payments and lease incentives.
We present operating lease liabilities in accrued expenses and other liabilities and the related operating lease ROU assets in other assets. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense and are included in net occupancy expense within noninterest expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease.
Some of our operating leases include variable lease payments which are periodic adjustments of our payments for the use of the asset based on changes in factors such as consumer price indices, fair market value rents, tax rates imposed by taxing authorities, or lessor cost of insurance. To the extent not included in operating lease liabilities and operating lease ROU assets, these variable lease payments are recognized as incurred in net occupancy expense within noninterest expense.
For substantially all of our leased assets, we account for consideration paid under the contract for maintenance or other services as lease payments. In addition, for certain asset classes, we have elected to exclude leases with original terms of less than one year from the operating lease ROU assets and lease liabilities. The related short-term lease expense is included in net occupancy expense.
Finance lease (formerly capital lease) liabilities are presented in long-term debt and the associated finance ROU assets are presented in premises and equipment.

Securitizations and Beneficial Interests
Securitizations are transactions in which financial assets are sold to a Special Purpose Entity (SPE), which then issues beneficial interests in the form of senior and subordinated interests collateralized by the transferred financial assets. In some cases, we may obtain beneficial interests issued by the SPE. Additionally, from time to time, we may re-securitize certain financial assets in a new securitization transaction.
The assets and liabilities transferred to a SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.
For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests or mortgage servicing rights) and all liabilities incurred. We record a gain or loss in noninterest income for the difference between assets obtained (net of liabilities incurred) and the carrying amount of the assets sold. Interests obtained from, and liabilities incurred in, securitizations with off-balance sheet entities may include debt and equity securities, loans, MSRs, derivative assets and liabilities, other assets, and other obligations such as liabilities for mortgage repurchase losses or long-term debt and are accounted for as described within this Note.

Mortgage Servicing Rights
We recognize MSRs resulting from a sale or securitization of loans that we originate (asset transfers) or through a direct purchase of such rights. We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM. The valuation and sensitivity of MSRs is discussed further in Note 8 (Securitizations and Variable Interest Entities), Note 9 (Mortgage Banking Activities) and Note 17 (Fair Values of Assets and Liabilities).
For MSRs carried at fair value, changes in fair value are reported in mortgage banking noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in mortgage banking noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.
MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation allowance is established. The valuation allowance is adjusted as the fair value changes.

Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. We use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life (up to
8 years) or the lease term for leasehold improvements.

Goodwill and Identifiable Intangible Assets
Goodwill is recorded for business combinations when the purchase price is higher than the fair value of the acquired net assets, including identifiable intangible assets.
We assess goodwill for impairment at a reporting unit level on an annual basis or more frequently in certain circumstances. We have determined that our reporting units are at the reportable operating segment level or one level below. We identify the reporting units based on how the segments and reporting units are managed, taking into consideration the economic characteristics, nature of the products and services, and customers of the segments and reporting units. We allocate goodwill to applicable reporting units based on their relative fair value at the time we acquire a business and when we have a significant business reorganization. If we sell a business, a portion of goodwill is included with the carrying amount of the divested business.
We have the option of performing a qualitative assessment of goodwill. We may also elect to bypass the qualitative test and proceed directly to a quantitative test. If we perform a qualitative assessment of goodwill to test for impairment and conclude it is more likely than not that a reporting unit’s fair value is greater than its carrying amount, quantitative tests are not required. However, if we determine it is more likely than not that a reporting unit’s fair value is less than its carrying amount, we complete a quantitative assessment to determine if there is goodwill impairment. We apply various quantitative valuation methodologies, including discounted cash flow and earnings multiple approaches, to determine the estimated fair value, which is compared with the carrying value of each reporting unit. A goodwill impairment loss is recognized if the fair value is less than the carrying amount, including goodwill. The goodwill impairment loss is limited to the amount of goodwill allocated to the reporting unit. We recognize impairment losses as a charge to other noninterest expense and a reduction to the carrying value of goodwill. Subsequent reversals of goodwill impairment are prohibited.
We amortize customer relationship intangible assets on an accelerated basis over useful lives not exceeding 10 years. We review intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Derivatives and Hedging Activities
DERIVATIVES We recognize all derivatives on our consolidated balance sheet at fair value. On the date we enter into a derivative contract, we categorize the derivative as either an accounting hedge, economic hedge or part of our customer accommodation trading and other portfolio.
Accounting hedges are either fair value or cash flow hedges. Fair value hedges represent the hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment, including hedges of foreign currency exposure.
Cash flow hedges represent the hedge of a forecasted transaction or the variability of cash flows to be paid or received related to a recognized asset or liability.
Economic hedges and customer accommodation trading and other derivatives do not qualify for, or we have elected not to apply, hedge accounting. Economic hedges are derivatives we use to manage interest rate, foreign currency and certain other risks associated with our non-trading activities. Customer accommodation trading and other derivatives primarily represents derivatives related to our trading business activities. We report changes in the fair values of these derivatives in noninterest income.

FAIR VALUE HEDGES We record changes in the fair value of the derivative in income, except for certain derivatives in which a portion is recorded to OCI. We record basis adjustments to the amortized cost of the hedged asset or liability due to the changes in fair value related to the hedged risk with the offset recorded in earnings. We present derivative gains or losses in the same income statement category as the hedged asset or liability, as follows:
•For fair value hedges of interest rate risk, amounts are reflected in net interest income;
•For hedges of foreign currency risk, amounts representing the fair value changes less the accrual for periodic cash flow settlements are reflected in noninterest income. The periodic cash flow settlements are reflected in net interest income;
•For hedges of both interest rate risk and foreign currency risk, amounts representing the fair value change less the accrual for periodic cash flow settlements is attributed to both net interest income and noninterest income. The periodic cash flow settlements are reflected in net interest income.

The entire derivative gain or loss is included in the assessment of hedge effectiveness for all fair value hedge relationships, except for hedges of foreign-currency denominated AFS debt securities and long-term debt liabilities hedged with cross-currency swaps. The change in fair value of these swaps attributable to cross-currency basis spread changes is excluded from the assessment of hedge effectiveness. The initial fair value of the excluded component is amortized to net interest income and the difference between changes in fair value of the excluded component and the amount recorded in earnings is recorded in OCI.

CASH FLOW HEDGES We record changes in the fair value of the derivative in OCI. We subsequently reclassify gains and losses from these changes in fair value from OCI to earnings in the same period(s) that the hedged transaction affects earnings and in the same income statement category as the hedged item. For cash flow hedges of interest rate risk associated with floating-rate commercial loans and long-term debt, these amounts are reflected in net interest income. For cash flow hedges of foreign currency risk associated with fixed-rate long-term debt, these amounts are reflected in net interest income. The entire gain or loss on these derivatives is included in the assessment of hedge effectiveness.

DOCUMENTATION AND EFFECTIVENESS ASSESSMENT FOR ACCOUNTING HEDGES For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on our consolidated balance sheet or to specific forecasted transactions. We assess hedge effectiveness using regression analysis, both at inception of the hedging relationship and on an ongoing basis. For fair value hedges, the regression analysis involves regressing the periodic change in fair value of the hedging instrument against the periodic changes in fair value of the asset or liability being hedged due to changes in the hedged risk(s). For cash flow hedges, the regression analysis involves regressing the periodic changes in fair value of the hedging instrument against the periodic changes in fair value of a hypothetical derivative. The hypothetical derivative has terms that identically match and offset the cash flows of the forecasted transaction being hedged due to changes in the hedged risk(s). The initial assessment for fair value and cash flow hedges includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method.

DISCONTINUING HEDGE ACCOUNTING We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) we elect to discontinue the designation of a derivative as a hedge, or (4) in a cash flow hedge, a derivative is de-designated because it is no longer probable that a forecasted transaction will occur.
When we discontinue fair value hedge accounting, we no longer adjust the previously hedged asset or liability for changes in fair value. The remaining cumulative adjustments to the hedged item and accumulated amounts reported in OCI are accounted for in the same manner as other components of the carrying amount of the asset or liability. For example, for financial debt instruments such as AFS debt securities, loans or long-term debt, these amounts are amortized into net interest income over the remaining life of the asset or liability similar to other amortized cost basis adjustments. If the hedged item is derecognized, the accumulated amounts reported in OCI are immediately reclassified to net interest income. If the derivative continues to be held after fair value hedge accounting ceases, we carry the derivative on the consolidated balance sheet at its fair value with changes in fair value included in noninterest income.
When we discontinue cash flow hedge accounting and it is probable that the forecasted transaction will occur, the accumulated amount reported in OCI at the de-designation date continues to be reported in OCI until the forecasted transaction affects earnings at which point the related OCI amount is reclassified to net interest income. If cash flow hedge accounting is discontinued and it is probable the forecasted transaction will no longer occur, the accumulated gains and losses reported in OCI at the de-designation date is immediately reclassified to noninterest income. If the derivative continues to be held after cash flow hedge accounting ceases, we carry the derivative on our consolidated balance sheet at its fair value with changes in fair value included in noninterest income.

EMBEDDED DERIVATIVES We may purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the hybrid contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried at fair value with changes recorded in noninterest income and reported within our consolidated balance sheet as a derivative asset or liability. The accounting for the remaining host contract is the same as other assets and liabilities of a similar type and reported within our consolidated balance sheet based upon the accounting classification of the instrument.

COUNTERPARTY CREDIT RISK AND NETTING By using derivatives, we are exposed to counterparty credit risk, which is the risk that counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our consolidated balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to legally enforceable master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. Counterparty credit risk related to derivatives is considered in determining fair value and our assessment of hedge effectiveness. To the extent derivatives subject to master netting arrangements meet the applicable requirements, including determining the legal enforceability of the arrangement, it is our policy to present derivative balances and related cash collateral amounts net on our consolidated balance sheet. We incorporate adjustments to reflect counterparty credit risk (credit valuation adjustments (CVA)) in determining the fair value of our derivatives. CVA, which considers the effects of enforceable master netting agreements and collateral arrangements, reflects market-based views of the credit quality of each counterparty. We estimate CVA based on observed credit spreads in the credit default swap market and indices indicative of the credit quality of the counterparties to our derivatives.
Cash collateral exchanged related to our interest rate derivatives, and certain commodity and equity derivatives, with centrally cleared counterparties is recorded as a reduction of the derivative fair value asset and liability balances, as opposed to separate non-derivative receivables or payables. This cash collateral, also referred to as variation margin, is exchanged based upon derivative fair value changes, typically on a one-day lag. For additional information on our derivatives and hedging activities, see Note 16 (Derivatives).

Equity Securities
Equity securities exclude investments that represent a controlling interest in the investee. Marketable equity securities have readily determinable fair values and include, but are not limited to securities used in our trading activities. Marketable equity securities are recorded at fair value with realized and unrealized gains and losses recognized in net gains on trading and securities in noninterest income. Dividend income from marketable equity securities is recognized in interest income.
Nonmarketable equity securities do not have readily determinable fair values. These securities are accounted for under one of the following accounting methods:
•Fair value: This method is an election. The securities are recorded at fair value with unrealized gains or losses reflected in noninterest income;
•Equity method: This method is applied when we have the ability to exert significant influence over the investee. These securities are carried at cost and adjusted for our share of the investee’s earnings or losses, less any dividends received and/or impairments;
•Cost method: This method is required for specific securities, such as Federal Reserve Bank stock and Federal Home Loan Bank stock. These investments are held at amortized cost less any impairments. If impaired, the carrying value is written down to the fair value of the security;
•Measurement alternative: This method is followed by all remaining nonmarketable equity securities. These securities are initially carried at amortized cost and are remeasured to fair value as of the date of an orderly observable transaction of the same or similar security of the same issuer. These securities are also adjusted for any impairments.

Equity method adjustments for our share of the investee’s earnings or losses are recognized in other noninterest income. All other realized and unrealized gains and losses, including impairment losses, from nonmarketable equity securities are recognized in net gains on trading and securities in noninterest income. Dividends from equity method securities are recognized as a reduction of the investment carrying value. Dividend income from all other nonmarketable equity securities is recognized in interest income.
Our review for impairment for equity method, cost method and measurement alternative securities includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, the expectations of cash flows, capital needs and the viability of its business model. For equity method and cost method investments, we reduce the asset’s carrying value when we consider declines in value to be other than temporary. For securities accounted for under the measurement alternative, we reduce the asset’s carrying value when the fair value is less than carrying value, without the consideration of recovery.

Pension Accounting
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. We also sponsor nonqualified defined benefit plans that provide supplemental defined benefit pension benefits to certain eligible employees. We account for our defined benefit pension plans using an actuarial model. Principal assumptions used in determining the net periodic pension cost and the pension obligation include the discount rate, the expected long-term rate of return on plan assets and projected mortality rates.
A discount rate is used to estimate the present value of our future pension benefit obligations. We use a consistent methodology to determine the discount rate using a yield curve with maturity dates that closely match the estimated timing of the expected benefit payments for our plans. The yield curve is derived from a broad-based universe of high-quality corporate bonds as of the measurement date.
Our determination of the reasonableness of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns under two sets of conditions: (1) projected returns using several forward-looking capital market assumptions, and (2) historical returns for the main asset classes dating back to 1970 or the earliest period for which historical data was readily available for the asset classes included. Using long-term historical data allows us to capture multiple economic environments, which we believe is relevant when using historical returns. We place greater emphasis on the forward-looking return and risk assumptions than on historical results. We use the resulting projections to derive a base line expected rate of return and risk level for the Cash Balance Plan’s prescribed asset mix. We evaluate the portfolio based on: (1) the established target asset allocations over short term (one-year) and longer term (ten-year) investment horizons, and (2) the range of potential outcomes over these horizons within specific standard deviations. We perform the above analyses to assess the reasonableness of our expected long-term rate of return on plan assets. We consider the expected rate of return to be a long-term average view of expected returns.
Mortality rate assumptions are based on mortality tables published by the Society of Actuaries adjusted to reflect our specific experience.
At year end, we re-measure our defined benefit plan liabilities and related plan assets and recognize any resulting actuarial gain or loss in other comprehensive income. We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period, which at December 31, 2020, is 19 years. See Note 21 (Employee Benefits and Other Expenses) for additional information on our pension accounting.

Income Taxes
We file income tax returns in the jurisdictions in which we operate and evaluate income tax expense in two components: current and deferred income tax expense. Current income tax expense represents our estimated taxes to be paid or refunded for the current period and includes income tax expense related to uncertain tax positions. Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting our realization criteria represent unrecognized tax benefits.
Deferred income taxes are based on the balance sheet method and deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Under the balance sheet method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax basis of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A valuation allowance reduces deferred tax assets to the realizable amount.
See Note 23 (Income Taxes) to Financial Statements in this Report for a further description of our provision for income taxes and related income tax assets and liabilities.

Stock-Based Compensation
We have stock-based employee compensation plans as more fully discussed in Note 19 (Common Stock and Stock Plans). Our Long-Term Incentive Compensation Plan provides awards for employee services in the form of incentive and nonqualified stock options, stock appreciation rights, restricted shares, restricted share rights (RSRs), performance share awards (PSAs) and stock awards without restrictions. Stock options have not been issued in the last three years and no stock options were outstanding at December 31, 2020. Stock-based awards are measured at fair value on the grant date. The cost is recognized in personnel expense, net of actual forfeitures, in our consolidated statement of income normally over the vesting period of the award; awards with graded vesting are expensed on a straight-line method. Awards to employees who are retirement eligible at the grant date are subject to immediate expensing upon grant. Awards to employees who become retirement eligible before the final vesting date are expensed between the grant date and the date the employee becomes retirement eligible. Except for retirement and other limited circumstances, RSRs are canceled when employment ends.
Beginning in 2013, certain RSRs and all PSAs granted include discretionary conditions that can result in forfeiture and are measured at fair value initially and subsequently until the discretionary conditions end. For these awards, the associated compensation expense fluctuates with changes in our stock price. For PSAs, compensation expense also fluctuates based on the estimated outcome of meeting the performance conditions. The total expense that will be recognized on these awards is finalized upon the completion of the performance period (the determination of which awards will vest is a combination of performance conditions and discretion).

Earnings Per Common Share
We compute earnings per common share by dividing net income applicable to common stock (net income less dividends on preferred stock and the excess of consideration transferred over carrying value of preferred stock redeemed, if any) by the average number of common shares outstanding during the period. We compute diluted earnings per common share using net income applicable to common stock and adding the effect of common stock equivalents (e.g., restricted share rights) that are dilutive to the average number of common shares outstanding during the period.

Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on an exit price notion that maximizes the use of observable inputs and minimizes the use of unobservable inputs.
We measure our assets and liabilities at fair value when we are required to record them at fair value, when we have elected the fair value option, and to fulfill fair value disclosure requirements. Assets and liabilities are recorded at fair value on a recurring or nonrecurring basis. Assets and liabilities that are recorded at fair value on a recurring basis require a fair value measurement at each reporting period. Those that are recorded at fair value on a nonrecurring basis are adjusted to fair value only as required through the application of an accounting method such as LOCOM, the measurement alternative, or write-downs of individual assets.
We classify our assets and liabilities measured at fair value based upon a three-level hierarchy that assigns the highest priority to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs. The three levels are as follows:
•Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
•Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
•Level 3 – Valuation is generated from techniques that use significant assumptions that are not observable in the market. These unobservable assumptions reflect our estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of discounted cash flow models, market comparable pricing, option pricing models, and similar techniques.

We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfers between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions. Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.
See Note 17 (Fair Values of Assets and Liabilities) for a more detailed discussion of the valuation methodologies that we apply to our assets and liabilities.
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.4.

Table 1.4: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2020	2019	2018
Available-for-sale debt securities purchased from securitization of LHFS (1)	$21,768	—	—
Held-to-maturity debt securities purchased from securitization of LHFS (1)	9,912	289	149
Transfers from loans to LHFS (2)	19,975	6,453	7,984
Transfers from available-for-sale debt securities to held-to-maturity debt securities	31,815	13,833	16,479
Operating lease ROU assets acquired with operating lease liabilities (3)	658	5,804	—
(1)For the year ended December 31, 2020, predominantly represents agency mortgage-backed securities purchased upon settlement of the sale and securitization of our conforming residential mortgage loans. See Note 8 (Securitizations and Variable Interest Entities) for additional information.
(2)Prior periods have been revised to conform to the current period presentation.
(3)Includes amounts attributable to new leases and changes from modified leases. The year ended December 31, 2019, balance also includes $4.9 billion from adoption of ASU 2016-02 – Leases (Topic 842).
Subsequent Events We have evaluated the effects of events that have occurred subsequent to December 31, 2020, and, except as disclosed in Note 15 (Legal Actions) and Note 18 (Preferred Stock), there have been no material events that would require recognition in our 2020 consolidated financial statements or disclosure in the Notes to the consolidated financial statements.